Neuberger Berman Advisers Management Trust

Quality Equity Portfolio (formerly, Sustainable Equity Portfolio)—Class I Shares
Prospectus May 1, 2025, as amended and restated February 10, 2026
These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Contents
Neuberger Berman Advisers Management Trust
The Fund is offered to certain life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts (each, a “variable contract”) and to certain qualified pension and other retirement plans (each, a “qualified plan”).

Fund Summary
Quality Equity Portfolio (formerly, Sustainable Equity Portfolio)
Class I
GOAL
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. These tables do not reflect any fees and expenses charged by your insurance company under your variable contract or by your qualified plan. If the tables did reflect such fees and expenses, the overall expenses would be higher than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.82
Distribution and/or shareholder service (12b-1) fees	None
Other expenses	0.07
Total annual operating expenses	0.89
Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.
	1 Year	3 Years	5 Years	10 Years
Class I	$91	$284	$493	$1,096
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
To pursue its goal, the Fund seeks to invest predominantly in common stocks of mid- to large-capitalization companies that the Portfolio Manager believes to be high-quality selected in accordance with the Fund’s Sustainable Investing Criteria, which is described further below. The Fund defines “predominantly” for this purpose to mean at least 80% of the Fund’s net assets at the time of initial purchase. The Fund defines mid-capitalization companies as those with a total market capitalization of $2 billion and above and large-capitalization companies as those with a total market capitalization of $10 billion and above, both at the time of initial purchase. Please see the Statement of Additional Information for a detailed description of the Fund’s Sustainable Investing Criteria.
The Portfolio Manager employs a fundamental, research-driven approach to stock selection and portfolio construction, with a focus on long term sustainability issues that, in the judgement of the Portfolio Manager, are financially material.
This sustainable investment approach seeks to identify high quality, well-positioned companies with leadership that the Portfolio Manager believes exhibits management integrity and are focused on sustainability issues relevant to their business. In doing such, the Portfolio Manager seeks to identify companies with certain practices, including (i) clear and relevant communication regarding management’s understanding, commitment to, and prioritization of, sustainability issues relevant to the business; (ii) identification and disclosure of material sustainability considerations and management objectives (e.g., sustainability-linked goals
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and targets, including their supply chain, or executive compensation frameworks linked to such goals and targets); and/or (iii) board-level oversight on material sustainability issues.
In seeking to identify companies that the Portfolio Manager believes to be high-quality, the Portfolio Manager looks for the following characteristics: solid balance sheets, durable business franchise with a sound business model (i.e., established businesses focused on long-term profitability and cash flow), high-integrity management teams with a history of successfully allocating capital and generating returns for shareholders, and a conservative capital structure. Furthermore, among companies that meet these criteria, the Portfolio Manager looks for companies exhibiting characteristics that in the Portfolio Manager’s judgement are consistent with Quality at a Reasonable Price (“QARP”). In determining his assessment of valuation, the Portfolio Manager may consider, return on invested capital (“ROIC”), his assessment of future economic earnings, free cash flow analysis, multiples of price to earnings, revenues, book values, or other fundamental metrics, with the objective of buying what the Portfolio Manager believes to be higher-quality companies at a reasonable price. While these judgments are inevitably subjective and may be informed by both internally generated and third-party metrics, the Portfolio Manager endeavors to avoid companies that do not meet his QARP investment framework.
Among companies that meet these criteria, the Portfolio Manager focuses on identifying companies that show leadership in financially material environmental, social and governance considerations, including: (i) environmental issues; (ii) safe and equitable workplace practices; (iii) constructive community relations; (iv) supply chain issues; (v) product integrity (e.g., safety, quality) and (vi) disclosure and sustainability reporting.
Consistent with the Portfolio Manager’s focus on selecting companies in accordance with the Fund’s Sustainable Investing Criteria, the Portfolio Manager focuses on identifying companies that are responsive to financially material environmental issues, including those that have identified and communicated climate-related risks and opportunities, have identified and communicated net-zero transition plans, have committed to or are transitioning to facilitate global decarbonization and/or the reduction of other greenhouse gas emissions; are agents of favorable change in workplace policies (particularly for women and minorities); are committed to upholding universal human rights standards; and are good corporate citizens. The Portfolio Manager judges companies on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, consistent with the Fund’s focus on selecting companies in accordance with the Fund’s Sustainable Investing Criteria, the Portfolio Manager endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, nuclear power or private prisons. Consistent with the Portfolio Manager’s fundamental approach to stock selection and in an effort to enhance shareholder value, the Portfolio Manager may engage with companies on a variety of topics, including but not limited to, environmental impact, workplace policies, community relations, product integrity, supply chains, governance and disclosure practices, and other emerging issues. The Fund considers its environmental, social and governance criteria to be the same as its Sustainable Investing Criteria.
Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund seeks to reduce risk by investing across many different industries.
The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.
The Portfolio Manager follows a disciplined selling strategy and may sell a security if the Portfolio Manager believes it is unattractively valued, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.
The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities, without providing shareholders at least 60 days’ notice. For this purpose, equity securities include common stock, preferred stock and securities convertible into common or preferred stock.
PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Manager's evaluation of those developments, and the success of the Portfolio Manager in implementing the Fund's investment strategies. The market's behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.
The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Manager's evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Manager will be successful in his attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.
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The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.
Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.
Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.
Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
The Fund's portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.
Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.
Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.
Non-Diversified Fund Risk. The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.
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Private Companies and Pre-IPO Investments Risk. Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering (“IPO”) (“pre-IPO shares”), involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Compared to public companies, private companies may have a more limited management group and limited operating histories with narrower, less established product lines and smaller market shares, which may cause them to be more vulnerable to competitors’ actions, market conditions and consumer sentiment with respect to their products or services, as well as general economic downturns. In addition, private companies may have limited financial resources and may be unable to meet their obligations. The Fund may only have limited access to a private company’s actual financial results and there is no assurance that the information obtained by the Fund is reliable. These companies may not ever issue shares in an IPO and a liquid market for their shares may never develop, which could adversely affect the Fund’s liquidity. If the company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Moreover, because securities issued by private companies are generally not freely or publicly tradable, the Fund may not have the opportunity to purchase, or the ability to sell, these securities in the amounts, or at the prices, the Fund desires.
Issuer Specific Risk. As of February 6, 2026, approximately 5% of the Fund’s net assets are invested in Space Exploration Technologies Corp. (“Space X”), which is a private company with limited to no liquidity and restrictions on transfer of the stock. As noted above, pre-IPO investments may be subject to additional contractual restrictions on resale that would prevent the Fund from selling the company’s securities for a period of time following any IPO and we expect this to impact the Fund’s ability to sell Space X shares for a period of time following any IPO. Even after any such contractual restrictions expire, market liquidity for the shares may be limited, and the market price may be volatile, especially if all shares subject to such contractual restrictions are sold at the same time by the Fund and other market participants, which could negatively affect the Fund’s ability to sell shares at favorable prices.
Before investing in the Fund, investors should carefully consider publicly available information about Space X. There can be no assurances that the Fund will maintain its investment in Space X. However, for so long as the Fund maintains a significant investment in Space X, the Fund’s performance will be significantly affected by the performance of Space X both pre- and post-any IPO. In addition, the Fund could be adversely impacted by developments affecting space-related industries, artificial intelligence industries, social media, as well as market perceptions and sentiment and regulatory developments related to these industries and areas or to Space X or its management. Unanticipated outflows from the Fund or other factors, such as a general market downturn, could increase the Fund’s exposure to Space X and could limit the Fund’s ability to pay redemption proceeds or could force the Fund to sell Space X or its other securities at an unfavorable time and/or under unfavorable conditions.
Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the U.S., have adopted more protectionist trade policies, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant volatility in the markets. In addition, these policies, including the impact on the U.S. dollar, may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase
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the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty on their impact to the Fund.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.
Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.
Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Sustainable Investing Criteria Risk. The Fund’s application of sustainable investing criteria is designed and utilized to help identify companies that demonstrate the potential to create economic value or reduce risk; however, as with the use of any investment criteria in selecting a portfolio, there is no guarantee that the criteria used by the Fund will result in the selection of issuers that will outperform other issuers, or help reduce risk in the portfolio. Investing based on sustainable investing criteria is qualitative and subjective by nature and there is no guarantee that the criteria used by the Fund will reflect the beliefs or values of any particular investor. The use of the Fund’s sustainable investing criteria could also affect the Fund’s exposure to certain issuers, sectors or industries, and could impact the Fund’s investment performance depending on whether the sustainable investing criteria used are ultimately reflected in the market. Information used to evaluate the Fund’s application of sustainable investing criteria, like other information used to identify companies in which to invest, may not be readily available, complete, or accurate, which could negatively impact the Fund’s performance or create additional risk in the portfolio.
Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.
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A summary of the Fund’s additional principal investment risks is as follows:
Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”
Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.
Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.
Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.
PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Description of Index” in the prospectus, has characteristics relevant to the Fund’s investment strategy. The performance information does not reflect variable contract or qualified plan fees and expenses. If such fees and
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expenses were reflected, returns would be less than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.
Returns would have been lower if Neuberger Berman Investment Advisers LLC had not reimbursed certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.
year-by-year % Returns as of 12/31 each year

Best quarter:	Q2 2020	19.21%
Worst quarter:	Q1 2020	-21.38%
average annual total % returns as of 12/31/24
Quality Equity Portfolio	1 Year	5 Years	10 Years
Class I	25.84	13.97	11.44
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10
INVESTMENT MANAGER
Neuberger Berman Investment Advisers LLC (“Manager”) is the Fund’s investment manager.
PORTFOLIO MANAGER
The Fund is managed by Daniel P. Hanson, CFA (Managing Director of the Manager). Mr. Hanson has managed the Fund since April 2022.
Buying and Selling Shares
The Fund is designed as a funding vehicle for certain variable contracts and qualified plans. Because shares of the Fund are held by the insurance companies or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan administrator for matters involving allocations to the Fund.
When shares of the Fund are bought and sold, the share price is the Fund’s net asset value per share. When shares are bought or sold, the share price will be the next share price calculated after the order has been received in proper form. Shares of the Fund may be purchased or redeemed (sold) on any day the New York Stock Exchange is open.
Tax Information
Distributions made by the Fund to an insurance company separate account or a qualified plan, and exchanges and redemptions of Fund shares made by a separate account or qualified plan, ordinarily do not cause the contract holder or plan participant to recognize income or gain for federal income tax purposes. Please see your variable contract prospectus or the governing documents
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of your qualified plan for information regarding the federal income tax treatment of the distributions to the applicable separate account or qualified plan and the holders of the contracts or plan participants, respectively.
Payments to Financial Intermediaries
Neuberger Berman BD LLC and/or its affiliates may pay insurance companies or their affiliates, qualified plan administrators, broker-dealers or other financial intermediaries, for services to current and prospective variable contract owners and qualified plan participants who choose the Fund as an investment option. These payments may create a conflict of interest by influencing the financial intermediary and its employees to recommend the Fund over another investment or make the Fund available to their current or prospective variable contract owners and qualified plan participants. Ask your financial intermediary or visit its website for more information.
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Descriptions of Certain Practices and Security Types
Sustainable Investing. Funds that follow environmental, social and governance considerations seek positive social and environmental impact in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.
Foreign Stocks. There are many promising opportunities for investment outside the United States. Foreign markets can respond to different factors and therefore may follow cycles that are different from each other. For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification.
Value Investing. At any given time, there are companies whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. This happens when investors under-appreciate the business potential of these companies, or are distracted by transient or non-fundamental issues. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.
Additional Information about Principal Investment Risks
This section provides additional information about the Fund’s principal investment risks described in the Fund Summary section. The following risks are described in alphabetical order and not in order of any presumed importance or potential exposure.
Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Domestic issuers that hold substantial foreign assets may be similarly affected. Currency exchange rates may fluctuate in response to factors external to a country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception of a country’s economy and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities, such as the International Monetary Fund; or by currency controls or political developments in the U.S. or abroad. To the extent the Fund invests or hedges based on the perceived relationship between two currencies, there is a risk that the correlation between those currencies may not behave as anticipated.
Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete, or inaccurate. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, securities issued by U.S. entities with substantial foreign operations may involve risks relating to political, economic, or regulatory conditions in foreign countries, as well as currency exchange rates. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.
Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.
In addition, foreign markets may perform differently than the U.S. market. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. The Fund could also underperform if it invests in countries or regions whose economic performance falls short. To the extent that the Fund invests a portion of its assets in one country, state, region or
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currency, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so invested.
The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading and financial partners or other members of their currency bloc.
Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole. The value of an issuer’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer, perceived poor management performance, changes in economic or political conditions or in government regulations affecting the issuer or the competitive environment. Certain unanticipated events, such as natural disasters, may have a significant adverse effect on the value of an issuer’s securities.
Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. As such, the return on investment in securities of large-cap companies may be less than the return on investment in securities of small- and/or mid-cap companies. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of small- and mid-cap companies may fluctuate more widely in price than the market as a whole, which at times can be rapid and unpredictable, may be difficult to sell when the economy is not robust or during market downturns, and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation. There may also be less trading in small- or mid-cap securities, which means that buy and sell transactions in those securities could have a larger impact on a security’s price than is the case with large-cap securities and the Fund may not be able to liquidate a position at a particular time.
Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods and may not have the same impact on all types of securities and instruments. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance. Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets and economies adversely and cause market volatility in both the short- and long-term.
Non-Diversified Fund Risk. The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.
Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks (e.g., malicious software coding, ransomware, or “hacking”) or unintentional events (e.g., inadvertent release of confidential information). A cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. A cybersecurity incident may not permit the Fund and its service providers to access electronic systems to perform critical duties for the Fund, such as trading and calculating net asset value. Any cybersecurity incident could have a substantial adverse impact on the Fund and its shareholders.
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The occurrence of any of these problems could result in a loss of information, regulatory scrutiny, reputational damage and other consequences, any of which could have a material adverse effect on the Fund or its shareholders. The Manager, through its monitoring and oversight of Fund service providers, endeavors to determine that service providers take appropriate precautions to avoid and mitigate risks that could lead to such problems. While the Manager has established business continuity plans and risk management systems seeking to address these problems, there are inherent limitations in such plans and systems, and it is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology's effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI's role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI's impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI's use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.
Private Companies and Pre-IPO Investments Risk. Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering (“IPO”) (“pre-IPO shares”) involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Compared to public companies, private companies may have a more limited management group and limited operating histories with narrower, less established product lines and smaller market shares, which may cause them to be more vulnerable to competitors’ actions, market conditions and consumer sentiment with respect to their products or services, as well as general economic downturns. In addition, private companies may have limited financial resources and may be unable to meet their obligations. This could lead to bankruptcy or liquidation of such private company or the dilution or subordination of the Fund’s investment in such private company. Additionally, there is significantly less information available about private companies’ business models, quality of management, earnings growth potential and other criteria used to evaluate their investment prospects and the little public information available about such companies may not be reliable. Because financial reporting obligations for private companies are not as rigorous as public companies, it may be difficult to fully assess the rights and values of securities issued by private companies. The Fund may only have limited access to a private company’s actual financial results and there is no assurance that the information obtained by the Fund is reliable. These companies may not ever issue shares in an IPO and a liquid market for their shares may never develop, which may negatively affect the price at which the Fund can sell these shares and make it more difficult to sell these shares, which could also adversely affect the Fund’s liquidity. If the company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Furthermore, these investments may be subject to additional contractual restrictions on resale that would prevent the Fund from selling the company’s securities for a period of time following any IPO. Moreover, because securities issued by private companies are generally not freely or publicly tradable, the Fund may not have the opportunity to purchase, or the ability to sell, these securities in the amounts, or at the prices, the Fund desires. The Fund’s investment in a private company generally will involve investing in restricted securities.
Issuer Specific Risk. As of February 6, 2026, approximately 5% of the Fund’s net assets are invested in Space Exploration Technologies Corp. (“Space X”), which is a private company with limited to no liquidity and restrictions on transfer of the stock. As noted above, pre-IPO investments may be subject to additional contractual restrictions on resale that would prevent the Fund from selling the company’s securities for a period of time following
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any IPO and we expect this to impact the Fund’s ability to sell Space X shares for a period of time following any IPO. Even after any such contractual restrictions expire, market liquidity for the shares may be limited, and the market price may be volatile, especially if all shares subject to such contractual restrictions are sold at the same time by the Fund and other market participants, which could negatively affect the Fund’s ability to sell shares at favorable prices.
Before investing in the Fund, investors should carefully consider publicly available information about Space X. There can be no assurances that the Fund will maintain its investment in Space X. However, for so long as the Fund maintains a significant investment in Space X, the Fund’s performance will be significantly affected by the performance of Space X both pre- and post-any IPO. In addition, the Fund could be adversely impacted by developments affecting space-related industries, artificial intelligence industries, social media, as well as market perceptions and sentiment and regulatory developments related to these industries and areas or to Space X or its management. Unanticipated outflows from the Fund or other factors, such as a general market downturn, could increase the Fund’s exposure to Space X and could limit the Fund’s ability to pay redemption proceeds or could force the Fund to sell Space X or its other securities at an unfavorable time and/or under unfavorable conditions.
Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the U.S., have adopted more protectionist trade policies, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant volatility in the markets. In addition, these policies, including the impact on the U.S. dollar, may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Also, regulators have expressed concern that changes in interest rates may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.
Regulators in the U.S. adopted a number of changes to regulations involving the markets and issuers, some of which implicate a Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes to regulation could limit a Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact its performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty on their impact to the Fund.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.
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Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy. The impact of epidemics and/or pandemics that may arise in the future could negatively affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time and could last for an extended period of time.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
China’s economy, which had been sustained through debt-financed spending on housing and infrastructure, appears to be experiencing a significant slowdown and growing at a lower rate than prior years. While the Chinese government appears to be taking measures to address these issues, due to the size of China’s economy, the resolution of these issues could impact a number of other countries.
Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.
A rise in sea levels, a change in weather patterns, including an increase in powerful storms and large wildfires, and/or a climate-driven increase in flooding could cause properties to lose value or become unmarketable altogether. Unlike previous declines in the real estate market, properties in affected zones may not ever recover their value. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change.
Losses related to climate change could adversely affect corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these market effects might unfold.
Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund, have short investment horizons, or have unpredictable cash flow needs. In addition, the risk is heightened if redemption requests are unusually large or frequent or occur during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs and create adverse tax consequences.
Risk Management. Management undertakes certain analyses with the intention of identifying particular types of risks and reducing the Fund’s exposure to them. However, risk is an essential part of investing, and the degree of return an investor might expect is often tied to the degree of risk the investor is willing to accept. By its very nature, risk involves exposure to the possibility of adverse events. Accordingly, no risk management program can eliminate the Fund’s exposure to such events; at best, it may only reduce the possibility that the Fund will be affected by adverse events, and especially those risks that are not intrinsic to the Fund’s investment program. While the prospectus describes material risk factors associated with the Fund’s investment program, there is no assurance that as a particular situation unfolds in the markets, management will identify all of the risks that might affect the Fund, rate their probability or potential magnitude correctly, or be able to take appropriate measures to reduce the Fund’s exposure to them. The Fund could experience losses if judgments about risk prove to be incorrect. Measures taken with the intention of decreasing exposure to identified risks might have the unintended effect of increasing exposure to other risks.
Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in one sector, industry, or sub-sector of the market, its performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. An individual sector, industry, or sub-sector of the market may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance. For a summary of the Fund’s recent sector allocations, see its most recent shareholder report. (The information in the report is as of the date of the report and may have changed.) For information about the risks of investing in particular sectors, see the Fund’s Statement of Additional Information.
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Sustainable Investing Criteria Risk. The Fund’s application of sustainable investing criteria is designed and utilized to help identify companies that demonstrate the potential to create economic value or reduce risk; however, as with the use of any investment criteria in selecting a portfolio, there is no guarantee that the criteria used by the Fund will result in the selection of issuers that will outperform other issuers, or help reduce risk in the portfolio. Investing based on sustainable investing criteria is qualitative and subjective by nature and there is no guarantee that the criteria used by the Fund will reflect the beliefs or values of any particular investor. The use of the Fund’s sustainable investing criteria could also affect the Fund’s exposure to certain issuers, sectors or industries, and could impact the Fund’s investment performance depending on whether the sustainable investing criteria used are ultimately reflected in the market. Information used to evaluate the Fund's application of sustainable investing criteria, like other information used to identify companies in which to invest, may not be readily available, complete, or accurate, which could negatively impact the Fund's performance or create additional risk in the portfolio. In addition, there is a risk that the companies identified by the sustainable investing criteria do not operate as expected when addressing sustainable issues.
Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other funds to calculate their NAVs. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not held fair-valued securities or had used a different methodology. The value of foreign securities, certain futures, fixed income securities, and currencies may be materially affected by events after the close of the markets on which they are traded but before the Fund determines its net asset value. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. Different pricing services use different valuation methodologies, potentially resulting in different values for the same investments. As a result, if the Fund were to change pricing services, or if a pricing service were to change its valuation methodology, the value of the Fund’s investments could be impacted. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.
Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions, or because the stocks’ worth was misgauged. Entire industries or sectors may lose favor with investors, and the Fund, in seeking value stocks, may focus its investments more heavily in those industries or sectors. Value investing historically has gone in and out of favor during past market cycles. At times when value investing is out of favor, the securities of value companies may underperform the securities of other companies.
Information about Additional Risks and Other Practices
As discussed in the Fund’s Statement of Additional Information, the Fund may engage in certain practices and invest in certain securities in addition to those described as its “principal investment strategies” in the Fund Summary section. For example, should the Fund engage in borrowing or securities lending or should the Fund use derivatives, it will be subject to the additional risks associated with these practices and securities, some or all of which may already be included in its “principal investment strategies.”
Borrowing money, securities lending, or using derivatives would create investment leverage, meaning that certain gains or losses would be amplified, increasing share price movements. The Fund may, to a limited extent, use certain derivatives for hedging or investment purposes. A derivative instrument, whether used for hedging or for speculation, could fail to perform as expected, causing a loss for the Fund.
In addition, the Fund may be an investment option for a Neuberger Berman fund that is managed as a “fund of funds.” As a result, from time to time, the Fund may experience relatively large redemptions or investments and could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
In anticipation of adverse or uncertain market, economic, political, or other temporary conditions, including during periods of high cash inflows or outflows, the Fund may temporarily depart from its goal and use a different investment strategy (including
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leaving a significant portion of its assets uninvested) for defensive purposes. Doing so could help the Fund avoid losses, but may mean lost opportunities. In addition, in doing so different factors could affect the Fund’s performance and the Fund may not achieve its goal.
In addition, to the extent the Fund is undergoing a transition (such as a change in strategy, rebalancing, reorganization, liquidation or experiencing large inflows or outflows) or takes a temporary defensive position, it may deviate from its principal investment strategies during such period.
The Fund may change its goal without shareholder approval.
Please see the Statement of Additional Information for more information.
Description of Index
The S&P 500® Index is a float-adjusted, market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portion of the total value of the market.
Management of the Fund
Investment Manager
Neuberger Berman Investment Advisers LLC (“Manager”), located at 1290 Avenue of the Americas, New York, NY 10104, is the Fund’s investment manager and administrator. Neuberger Berman BD LLC (“Distributor”), located at 1290 Avenue of the Americas, New York, NY 10104, is the Fund’s distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The services provided by the Manager as the investment manager and administrator include, among others, overall responsibility for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Fund, which may include, among others, compliance monitoring, operational and investment risk management, legal and administrative services and portfolio accounting services. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. Together, the Neuberger Berman affiliates manage approximately $515 billion in total assets (as of 3/31/2025) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2024, the management fees (i.e., advisory and administration fees) paid to the Manager by the Fund were 0.82% of the Fund's average daily net assets for Class I.
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Fund's Form N-CSR for the fiscal year ended December 31, 2024.
NBIA may engage one or more of foreign affiliates that are not registered under the Investment Advisers Act of 1940, as amended (“participating affiliates”) in accordance with applicable SEC no-action letters. As participating affiliates, whether or not registered with the SEC, the affiliates may provide designated investment personnel to associate with NBIA as “associated persons” of NBIA and perform specific advisory services for NBIA, including services for the Fund, which may involve, among other services, portfolio management and/or placing orders for securities and other instruments. The designated employees of a participating affiliate act for NBIA and are subject to certain NBIA policies and procedures as well as supervision and periodic monitoring by NBIA. The Fund will pay no additional fees and expenses as a result of any such arrangements.
Neither this Prospectus nor the Statement of Additional Information is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that have not been waived. The Fund enters into contractual arrangements with various parties, including, among others, the Manager, who provide services to the Fund. Shareholders are not parties to, or intended to be third party beneficiaries of, those contractual arrangements. Where shareholders are not third party beneficiaries of contractual arrangements, those contractual arrangements cannot be enforced by shareholders acting on their own behalf.
Portfolio Manager
Please see the Statement of Additional Information for additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.
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Daniel P. Hanson, CFA, is a Managing Director of the Manager. He has been Senior Portfolio Manager of the Fund since April 2022. Mr. Hanson joined the firm in 2022. Prior to joining the firm, Mr. Hanson spent over 25 years at other asset management firms where he held various roles such as chief investment officer, partner and portfolio manager.
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Financial Highlights
These financial highlights describe the performance of the Fund's Class I shares for the fiscal periods indicated. All figures have been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent Form N-CSR (see back cover).
This information does not reflect variable contract or qualified plan fees and expenses. If such fees and expenses were reflected, returns would be less than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.
Neuberger Berman Advisers Management Trust–Quality Equity Portfolio—Class I Shares
YEAR ENDED DECEMBER 31,	2020	2021	2022	2023	2024
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year	26.89	30.69	37.03	26.80	33.35
Plus:
Income from investment operations
Net investment income (loss)(1)	0.13	0.14	0.11	0.08	—
Net gains (losses)—realized and unrealized	4.98	7.01	(7.20)	7.06	8.57
Subtotal: income (loss) from investment operations	5.11	7.15	(7.09)	7.14	8.57
Minus:
Distributions to shareholders
Income dividends	0.17	0.13	0.14	0.10	0.09
Capital gain distributions	1.14	0.68	3.00	0.49	1.90
Subtotal: distributions to shareholders	1.31	0.81	3.14	0.59	1.99
Equals:
Share price (NAV) at end of year	30.69	37.03	26.80	33.35	39.93
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income (loss), as they actually are as well as how they would have been if certain expense reimbursement arrangements had not been in effect.
Net expenses—actual	0.92	0.89	0.92	0.90	0.89
Gross expenses	0.92	0.89	0.92	0.90	0.89
Net investment income (loss)—actual	0.48	0.40	0.36	0.27	—
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(2)	19.56	23.48	(18.45)	26.90	25.84
Net assets at end of year (in millions of dollars)	544.0	639.6	515.1	612.6	703.1
Portfolio turnover rate (%)	22	15	22	15	4
(1)
Calculated based on the average number of shares outstanding during each fiscal period.
(2)
Does not reflect charges and other expenses that apply to the separate account or the related insurance policies. Qualified plans that are direct shareholders of the Fund are not affected by insurance related expenses.
18

Your Investment
Buying and Selling Fund Shares
The Fund is designed as a funding vehicle for certain variable contracts and qualified plans. Because shares of the Fund are held by the insurance companies or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan administrator for matters involving allocations to this Fund.
Redemption proceeds are typically sent out the next business day after an order is executed, and nearly always within seven days regardless of payment type. The Fund typically expects to meet redemption requests, under both normal and stressed market conditions, by redeeming cash and cash equivalent portfolio holdings and/or selling portfolio securities or other instruments. As stated below, and in the Fund’s Statement of Additional Information, the Fund also reserves the right to redeem an investor’s shares in kind (i.e., providing investors with securities instead of cash), in whole or in part to meet redemption requests in stressed market conditions and other appropriate circumstances. Redemptions in kind may cause you to incur transaction costs to the extent you dispose of the securities redeemed in kind and the value of the securities redeemed in kind may decrease between the time of redemption and the time of such sale. The Fund may also borrow under any available line of credit and other available methods to meet redemption requests in both normal and stressed market conditions and other appropriate circumstances.
Under certain circumstances, which may include normal and stressed market conditions, the Fund reserves the right to:
■
suspend the offering of shares
■
reject any exchange or purchase order
■
suspend or reject future purchase orders from any investor who has not provided timely payment to settle a purchase order
■
satisfy an order to sell Fund shares with securities rather than cash
■
change, suspend, or revoke the exchange privilege
■
suspend the telephone order privilege
■
suspend or postpone investors’ ability to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange (“Exchange”) is restricted, or as otherwise permitted by the Securities and Exchange Commission (“SEC”)
■
remain open and process orders to purchase or sell Fund shares when the Exchange is closed.
Frequent purchases, exchanges and redemptions of Fund shares (“market-timing activities”) can interfere with effective Fund management and adversely affect Fund performance in various ways, including by requiring a portfolio manager to liquidate portfolio holdings at a disadvantageous time or price, by increasing costs (such as brokerage costs) to the Fund by requiring a portfolio manager to effect more frequent purchases and sales of portfolio securities, and possibly by requiring a portfolio manager to keep a larger portion of Fund assets in cash, all of which could adversely affect the interests of long-term shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege.
The Manager applies the Fund’s policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved financial intermediaries may be limited in those instances in which the financial intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.
Because the Fund is offered to different insurance companies, and for different types of variable contracts—annuities and life insurance—and to qualified plans, groups with different interests will share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the Board of Trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is
19

possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.
Share Prices
When shares of the Fund are bought and sold, the share price is the Fund’s net asset value per share.
The Fund is generally open for business every day the Exchange is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is scheduled to be closed. When the Exchange is closed for unusual reasons, Fund shares will generally not be priced although the Fund may decide to remain open and price Fund shares and in such a case, the Fund would post a notice on www.nb.com.
The Fund normally calculates its share price on each day the Exchange is open once daily as of 4:00 P.M., Eastern time. In the event of an emergency or other disruption in trading on the Exchange, the Fund’s share price would still normally be determined as of 4:00 P.M., Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been received in proper form; check with your insurance company or qualified plan administrator to find out by what time your order must be received so that it can be processed the same day. Depending on when your insurance company or qualified plan administrator accepts orders, it is possible that the Fund's share price could change on days when Fund shares cannot be bought or sold.
Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. Remember, though, any purchase or sale takes place at the next share price calculated after you send your order to your insurance company or qualified plan administrator and it is received in proper form.
Share Price Calculations
The net asset value per share of each class of the Fund is the total value of Fund assets attributable to shares of that class minus the liabilities attributable to that class, divided by the total number of shares outstanding for that class. Because the value of the Fund's portfolio securities changes every business day, its share price usually changes as well.
The Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by an independent pricing service as of the time as of which the Fund’s share price is calculated. Equity securities (including securities issued by ETFs) and exchange-traded derivative instruments held by the Fund generally are valued by one or more independent pricing services approved by the Manager at the last reported sale price or official closing price or, if there is no reported sale quoted on a principal exchange or market for that security or official closing price, on the basis of market quotations. Debt securities and certain derivative instruments that do not trade on an exchange held by the Fund generally are valued by one or more independent pricing services approved by the Manager on the basis of market quotations and in the case of derivatives, market data about the underlying investments. Short-term securities held by the Fund may be valued on the basis of amortized cost, unless other factors indicate that amortized cost is not an accurate estimate of the security’s value.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share. The prospectuses for these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.
If a valuation for a security is not available from an independent pricing service or if the Manager believes in good faith that the valuation does not reflect the amount a Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from brokers or dealers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods approved by the Manager. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board of Trustees designated the Manager as the Fund’s valuation designee. As the Fund’s valuation designee, the Manager is responsible for determining fair value in good faith for any and all Fund investments. The Fund may also use these methods to value certain types of illiquid securities. Fair value pricing generally will be used if the market in which a portfolio security trades closes early or if trading in a particular security was halted during the day and did not resume prior to the time as of which a Fund’s share price is calculated.
The Fund may also fair value securities that trade in a foreign market if significant events that appear likely to affect the value of those securities occur between the time the foreign market closes and the time as of which the Fund’s share price is calculated. Significant events may include (1) corporate actions or announcements that affect a single
20

issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts that affect a country or region, or (4) significant domestic or foreign market fluctuations.
For certain foreign assets, after the relevant foreign markets have closed, a third-party vendor supplies evaluated, systematic fair value pricing based upon analysis of historical correlation of multiple factors. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Manager has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Please see the Funds’ Statement of Additional Information for additional detail about the Funds’ fair valuation practices.
The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of the Manager, operating under procedures approved by the Manager, instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect the Fund by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of the Fund’s net asset value by such traders.
Trading in securities on many foreign exchanges is normally completed before the Fund calculates its net asset value. In addition, foreign markets may be open on days when U.S. markets are closed. As a result, the value of foreign securities owned by the Fund could change at times or on days when the Fund’s net asset value is not calculated, when Fund shares do not trade, and when sales and redemptions of Fund shares do not occur.
Fund Structure
While the Manager may serve as the adviser or sub-adviser of other funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.
The Fund uses a “multiple class” structure. The Fund offers Class I and Class S shares that have identical investment programs, but may have different fee waivers and different arrangements for distribution and shareholder servicing and, consequently, different expenses. Shares of a class to which a fee waiver applies may not be available to all investors in the Fund. Rather, they will be made available to investors meeting eligibility criteria outlined in the prospectuses for such share classes. This prospectus relates only to Class I shares of the Fund.
Distributions and Taxes
Distributions. The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year, in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.
How distributions and transactions are taxed. Dividends and other distributions made by the Fund, as well as transactions in Fund shares, generally are not taxable, except to the extent described in your qualified plan documentation or variable contract prospectus. Please consult such documents for more information.
Other tax-related considerations. The Fund intends to continue to qualify for treatment as a “regulated investment company” for federal tax purposes (“RIC”) by satisfying the requirements under Subchapter M of Chapter 1 of Subtitle A (“Subchapter M”) of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund is not subject to federal income tax on its ordinary income and net realized capital gains that it distributes to its shareholders. It is the Fund’s intention to distribute all such income and gains for each taxable year.
Because the Fund is offered to, among others, insurance company separate accounts (each, a “Separate Account”) to fund variable contracts, it must meet special diversification standards beyond those that apply to RICs in general under Subchapter M. That is so because Section 817(h) of the Code and the regulations thereunder require that a Separate Account be “adequately diversified” (see the next paragraph for certain rules regarding that term) in order for the tax deferral for variable contracts based thereon to apply. In determining whether a Separate Account is so diversified, the Separate Account may “look-through” a RIC that satisfies certain criteria–which the Fund has done for each past taxable year and intends to continue to do–and treat the RIC’s assets as its own. If the Fund’s assets failed to meet those diversification standards, you could be subject to adverse tax consequences–for example, distributions of the net income earned and net gains realized by the Fund to the Separate Accounts that are invested in
21

the Fund (“Fund Accounts”) would generate a current tax liability for you instead of the tax deferral mentioned above. Accordingly, the Fund intends to continue to comply with the diversification requirements of Section 817(h) and the regulations so that owners of the variable contracts based on the Fund Accounts will not be subject to federal tax on distributions from the Fund to those Accounts.
Under the relevant regulations, a Separate Account is deemed to be adequately diversified if (1) no more than 55% of the value of the account’s total assets is represented by any one investment, (2) no more than 70% of that value is represented by any two investments, (3) no more than 80% of that value is represented by any three investments, and (4) no more than 90% of that value is represented by any four investments. Section 817(h) and those regulations also provide, as a safe harbor, that a Separate Account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of its total assets is represented by cash and cash items, government securities, and securities of other RICs. For purposes of those regulations, all securities of the same issuer are treated as a single investment, but each U.S. government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.
The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the taxation of the Fund. You should refer to the prospectus for your variable contract or your qualified plan documentation, or consult with your tax adviser, for information regarding taxes applicable to your variable contract or qualified plan, as applicable.
Insurance and Qualified Plan Expenses
The fees and policies outlined in this prospectus are set by the Fund and by the Distributor. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or by your qualified plan; for those fees and expenses, you will need to see the prospectus for your variable contract or your qualified plan documentation.
Distribution and Shareholder Servicing
Class I shares of the Fund have adopted a non-fee plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that recognizes that the Distributor may use its own resources, including revenues from fees paid to the Distributor from the Fund, to pay expenses for services primarily intended to result in distribution of Fund shares.
Payments to Financial Intermediaries
The Distributor and/or its affiliates pay additional compensation, out of their own resources and not as an expense of the Fund, to affiliates, insurance companies and their affiliates, qualified plan administrators and their affiliates, and other financial intermediaries in connection with the sale, distribution, retention and/or servicing of Fund shares. The amount of these payments may be substantial and may differ among financial intermediaries based on, for example, the level or type of services provided by a financial intermediary. These arrangements are separately negotiated between the Distributor and/or its affiliates, and the recipients of these payments and/or their affiliates. If your financial intermediary receives such payments, these payments may compensate the financial intermediary for providing services to you as a variable contract owner or qualified plan participant, and may also provide an incentive for the financial intermediary to make the Fund’s shares available to you, or recommend the Fund to you, as a current or prospective variable contract owner or qualified plan participant, and therefore promote distribution of the Fund’s shares. Please speak with your insurance company, qualified plan administrator or other financial intermediary to learn more about any payments it receives from the Distributor and/or its affiliates, as well as fees and/or commissions the financial intermediary charges. You should also consult disclosures made by your financial intermediary at the time of purchase. Any such payments by the Distributor or its affiliates will not change the net asset value or the price of the Fund’s shares. For more information, please see the Fund’s Statement of Additional Information.
Portfolio Holdings Policy
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information.
The complete portfolio holdings for the Fund are available at www.nb.com/holdings (click on the tab with the name of the relevant Fund). The complete portfolio holdings for the Fund are generally posted 15-30 days after each month-end.
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The Fund’s complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-PORT and Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.
Generally, no earlier than five business days after month-end, the Fund may publicly disclose via various shareholder and public communications, such as portfolio manager commentaries, fact sheets or other marketing materials, which will be publicly available at www.nb.com, certain portfolio characteristics and partial information concerning portfolio holdings for the month as of month-end, including but not limited to: up to the top 10 holdings of the Fund (if the Fund engages in short selling, it may also disclose up to the top 10 short positions); up to the top 10 holdings that contributed to and/or detracted from performance or were the best and/or worst performers; sector breakdowns or changes to portfolio composition (e.g., buys and sells). This information will typically remain available at this website until information for the subsequent month has been posted; however, to comply with Rule 30e-3 under the Investment Company Act of 1940, as amended, quarter-end information may be retained on this website for the Fund’s previous fiscal year. The Fund may also post intra-month updates to holdings and certain portfolio characteristics to www.nb.com. Any such intra-month update would be in addition to and not in lieu of the holdings disclosure policies described above.
23

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Quality Equity Portfolio (Class I) Shares
If you would like further details on this Fund you can request a free copy of the following documents:
Shareholder Reports and Form N-CSR. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find the Fund’s performance data and a discussion by the Portfolio Manager about strategies and market conditions that significantly affected the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
Statement of Additional Information (SAI). The SAI contains more comprehensive information on the Fund, including: various types of securities and practices, and their risks, investment limitations and additional policies and information about the Fund’s management and business structure. The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.
Investment Manager: Neuberger Berman Investment Advisers LLC
Obtaining Information
You can obtain a shareholder report, SAI, and other information such as financial statements from your financial intermediary, or from:
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104
800-877-9700
212-476-8800
Website: www.nb.com
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The Fund’s current net asset value per share is made available at: http://www.nb.com/amtportfolios/performance.
The “Neuberger Berman” name and logo and “Neuberger Berman Investment Advisers LLC” are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this prospectus is either a service mark or a registered service mark of Neuberger Berman Investment Advisers LLC. ©2026 Neuberger Berman BD LLC, distributor. All rights reserved.
SEC File Number: 811-4255
A0069 02/26

Neuberger Berman Advisers Management Trust

Quality Equity Portfolio (formerly, Sustainable Equity Portfolio)—Class S Shares
Prospectus May 1, 2025, as amended and restated February 10, 2026
These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Contents
Neuberger Berman Advisers Management Trust
The Fund is offered to certain life insurance companies to serve as an investment vehicle for premiums paid under their variable annuity and variable life insurance contracts (each, a “variable contract”) and to certain qualified pension and other retirement plans (each, a “qualified plan”).

Fund Summary
Quality Equity Portfolio (formerly, Sustainable Equity Portfolio)
Class S
GOAL
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.
Fees and Expenses
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. These tables do not reflect any fees and expenses charged by your insurance company under your variable contract or by your qualified plan. If the tables did reflect such fees and expenses, the overall expenses would be higher than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.82
Distribution and/or shareholder service (12b-1) fees	0.25
Other expenses	0.08
Total annual operating expenses	1.15
Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.
	1 Year	3 Years	5 Years	10 Years
Class S	$117	$365	$633	$1,398
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
To pursue its goal, the Fund seeks to invest predominantly in common stocks of mid- to large-capitalization companies that the Portfolio Manager believes to be high-quality selected in accordance with the Fund’s Sustainable Investing Criteria, which is described further below. The Fund defines “predominantly” for this purpose to mean at least 80% of the Fund’s net assets at the time of initial purchase. The Fund defines mid-capitalization companies as those with a total market capitalization of $2 billion and above and large-capitalization companies as those with a total market capitalization of $10 billion and above, both at the time of initial purchase. Please see the Statement of Additional Information for a detailed description of the Fund’s Sustainable Investing Criteria.
The Portfolio Manager employs a fundamental, research-driven approach to stock selection and portfolio construction, with a focus on long term sustainability issues that, in the judgement of the Portfolio Manager, are financially material.
This sustainable investment approach seeks to identify high quality, well-positioned companies with leadership that the Portfolio Manager believes exhibits management integrity and are focused on sustainability issues relevant to their business. In doing such, the Portfolio Manager seeks to identify companies with certain practices, including (i) clear and relevant communication regarding management’s understanding, commitment to, and prioritization of, sustainability issues relevant to the business; (ii) identification and disclosure of material sustainability considerations and management objectives (e.g., sustainability-linked goals
2 Quality Equity Portfolio (Class S)

and targets, including their supply chain, or executive compensation frameworks linked to such goals and targets); and/or (iii) board-level oversight on material sustainability issues.
In seeking to identify companies that the Portfolio Manager believes to be high-quality, the Portfolio Manager looks for the following characteristics: solid balance sheets, durable business franchise with a sound business model (i.e., established businesses focused on long-term profitability and cash flow), high-integrity management teams with a history of successfully allocating capital and generating returns for shareholders, and a conservative capital structure. Furthermore, among companies that meet these criteria, the Portfolio Manager looks for companies exhibiting characteristics that in the Portfolio Manager’s judgement are consistent with Quality at a Reasonable Price (“QARP”). In determining his assessment of valuation, the Portfolio Manager may consider, return on invested capital (“ROIC”), his assessment of future economic earnings, free cash flow analysis, multiples of price to earnings, revenues, book values, or other fundamental metrics, with the objective of buying what the Portfolio Manager believes to be higher-quality companies at a reasonable price. While these judgments are inevitably subjective and may be informed by both internally generated and third-party metrics, the Portfolio Manager endeavors to avoid companies that do not meet his QARP investment framework.
Among companies that meet these criteria, the Portfolio Manager focuses on identifying companies that show leadership in financially material environmental, social and governance considerations, including: (i) environmental issues; (ii) safe and equitable workplace practices; (iii) constructive community relations; (iv) supply chain issues; (v) product integrity (e.g., safety, quality) and (vi) disclosure and sustainability reporting.
Consistent with the Portfolio Manager’s focus on selecting companies in accordance with the Fund’s Sustainable Investing Criteria, the Portfolio Manager focuses on identifying companies that are responsive to financially material environmental issues, including those that have identified and communicated climate-related risks and opportunities, have identified and communicated net-zero transition plans, have committed to or are transitioning to facilitate global decarbonization and/or the reduction of other greenhouse gas emissions; are agents of favorable change in workplace policies (particularly for women and minorities); are committed to upholding universal human rights standards; and are good corporate citizens. The Portfolio Manager judges companies on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, consistent with the Fund’s focus on selecting companies in accordance with the Fund’s Sustainable Investing Criteria, the Portfolio Manager endeavors to avoid companies that derive revenue from gambling or the production of alcohol, tobacco, weapons, nuclear power or private prisons. Consistent with the Portfolio Manager’s fundamental approach to stock selection and in an effort to enhance shareholder value, the Portfolio Manager may engage with companies on a variety of topics, including but not limited to, environmental impact, workplace policies, community relations, product integrity, supply chains, governance and disclosure practices, and other emerging issues. The Fund considers its environmental, social and governance criteria to be the same as its Sustainable Investing Criteria.
Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies. The Fund seeks to reduce risk by investing across many different industries.
The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.
The Portfolio Manager follows a disciplined selling strategy and may sell a security if the Portfolio Manager believes it is unattractively valued, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.
The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities, without providing shareholders at least 60 days’ notice. For this purpose, equity securities include common stock, preferred stock and securities convertible into common or preferred stock.
PRINCIPAL INVESTMENT RISKS
Most of the Fund’s performance depends on what happens in the stock market, the Portfolio Manager's evaluation of those developments, and the success of the Portfolio Manager in implementing the Fund's investment strategies. The market's behavior can be difficult to predict, particularly in the short term. There can be no guarantee that the Fund will achieve its goal. The Fund may take temporary defensive and cash management positions; to the extent it does, it will not be pursuing its principal investment strategies.
The actual risk exposure taken by the Fund in its investment program will vary over time, depending on various factors including the Portfolio Manager's evaluation of issuer, political, regulatory, market, or economic developments. There can be no guarantee that the Portfolio Manager will be successful in his attempts to manage the risk exposure of the Fund or will appropriately evaluate or weigh the multiple factors involved in investment decisions, including issuer, market and/or instrument-specific analysis and valuation.
3 Quality Equity Portfolio (Class S)

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Each of the following risks, which are described in alphabetical order and not in order of any presumed importance, can significantly affect the Fund’s performance. The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.
Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, foreign markets may perform differently than the U.S. market. The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.
Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.
Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole.
The Fund's portfolio may contain fewer securities than the portfolios of other funds, which increases the risk that the value of the Fund could go down because of the poor performance of one or a few investments.
Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Geopolitical and other risks, including environmental and public health risks may add to instability in world economies and markets generally. Changes in value may be temporary or may last for extended periods. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance.
Mid- and Large-Cap Companies Risk. At times, mid- and large-cap companies may be out of favor with investors. Compared to smaller companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. Compared to larger companies, mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of mid-cap companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation.
Non-Diversified Fund Risk. The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.
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Private Companies and Pre-IPO Investments Risk. Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering (“IPO”) (“pre-IPO shares”), involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Compared to public companies, private companies may have a more limited management group and limited operating histories with narrower, less established product lines and smaller market shares, which may cause them to be more vulnerable to competitors’ actions, market conditions and consumer sentiment with respect to their products or services, as well as general economic downturns. In addition, private companies may have limited financial resources and may be unable to meet their obligations. The Fund may only have limited access to a private company’s actual financial results and there is no assurance that the information obtained by the Fund is reliable. These companies may not ever issue shares in an IPO and a liquid market for their shares may never develop, which could adversely affect the Fund’s liquidity. If the company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Moreover, because securities issued by private companies are generally not freely or publicly tradable, the Fund may not have the opportunity to purchase, or the ability to sell, these securities in the amounts, or at the prices, the Fund desires.
Issuer Specific Risk. As of February 6, 2026, approximately 5% of the Fund’s net assets are invested in Space Exploration Technologies Corp. (“Space X”), which is a private company with limited to no liquidity and restrictions on transfer of the stock. As noted above, pre-IPO investments may be subject to additional contractual restrictions on resale that would prevent the Fund from selling the company’s securities for a period of time following any IPO and we expect this to impact the Fund’s ability to sell Space X shares for a period of time following any IPO. Even after any such contractual restrictions expire, market liquidity for the shares may be limited, and the market price may be volatile, especially if all shares subject to such contractual restrictions are sold at the same time by the Fund and other market participants, which could negatively affect the Fund’s ability to sell shares at favorable prices.
Before investing in the Fund, investors should carefully consider publicly available information about Space X. There can be no assurances that the Fund will maintain its investment in Space X. However, for so long as the Fund maintains a significant investment in Space X, the Fund’s performance will be significantly affected by the performance of Space X both pre- and post-any IPO. In addition, the Fund could be adversely impacted by developments affecting space-related industries, artificial intelligence industries, social media, as well as market perceptions and sentiment and regulatory developments related to these industries and areas or to Space X or its management. Unanticipated outflows from the Fund or other factors, such as a general market downturn, could increase the Fund’s exposure to Space X and could limit the Fund’s ability to pay redemption proceeds or could force the Fund to sell Space X or its other securities at an unfavorable time and/or under unfavorable conditions.
Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the U.S., have adopted more protectionist trade policies, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant volatility in the markets. In addition, these policies, including the impact on the U.S. dollar, may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase
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the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets.
Regulators in the U.S. have adopted a number of changes to regulations involving the markets and issuers, some of which apply to the Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes to regulation could limit the Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty on their impact to the Fund.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact its performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of the Fund and its investments or operations could be negatively impacted.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.
Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund and the risk is heightened during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs, and create adverse tax consequences.
Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors or sub-sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Sustainable Investing Criteria Risk. The Fund’s application of sustainable investing criteria is designed and utilized to help identify companies that demonstrate the potential to create economic value or reduce risk; however, as with the use of any investment criteria in selecting a portfolio, there is no guarantee that the criteria used by the Fund will result in the selection of issuers that will outperform other issuers, or help reduce risk in the portfolio. Investing based on sustainable investing criteria is qualitative and subjective by nature and there is no guarantee that the criteria used by the Fund will reflect the beliefs or values of any particular investor. The use of the Fund’s sustainable investing criteria could also affect the Fund’s exposure to certain issuers, sectors or industries, and could impact the Fund’s investment performance depending on whether the sustainable investing criteria used are ultimately reflected in the market. Information used to evaluate the Fund’s application of sustainable investing criteria, like other information used to identify companies in which to invest, may not be readily available, complete, or accurate, which could negatively impact the Fund’s performance or create additional risk in the portfolio.
Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen, among other reasons, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions or investor preferences.
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A summary of the Fund’s additional principal investment risks is as follows:
Risk of Increase in Expenses. A decline in the Fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the Fund’s expenses for the current fiscal year to be higher than the expense information presented in “Fees and Expenses.”
Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks or unintentional events. It is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology’s effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI’s role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI’s impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI’s use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.
Risk Management. Risk is an essential part of investing. No risk management program can eliminate the Fund’s exposure to adverse events; at best, it may only reduce the possibility that the Fund will be affected by such events, and especially those risks that are not intrinsic to the Fund’s investment program. The Fund could experience losses if judgments about risk prove to be incorrect.
Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.
PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index. The index, which is described in “Description of Index” in the prospectus, has characteristics relevant to the Fund’s investment strategy. The performance information does not reflect variable contract or qualified plan fees and expenses. If such fees and
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expenses were reflected, returns would be less than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.
Returns would have been lower/higher if Neuberger Berman Investment Advisers LLC had not reimbursed/recouped certain expenses and/or waived a portion of the investment management fees during certain of the periods shown.
Past performance is not a prediction of future results. Visit www.nb.com or call 800-877-9700 for updated performance information.
year-by-year % Returns as of 12/31 each year

Best quarter:	Q2 2020	19.16%
Worst quarter:	Q1 2020	-21.43%
average annual total % returns as of 12/31/24
Quality Equity Portfolio	1 Year	5 Years	10 Years
Class S	25.52	13.68	11.18
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	25.02	14.53	13.10
INVESTMENT MANAGER
Neuberger Berman Investment Advisers LLC (“Manager”) is the Fund’s investment manager.
PORTFOLIO MANAGER
The Fund is managed by Daniel P. Hanson, CFA (Managing Director of the Manager). Mr. Hanson has managed the Fund since April 2022.
Buying and Selling Shares
The Fund is designed as a funding vehicle for certain variable contracts and qualified plans. Because shares of the Fund are held by the insurance companies or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan administrator for matters involving allocations to the Fund.
When shares of the Fund are bought and sold, the share price is the Fund’s net asset value per share. When shares are bought or sold, the share price will be the next share price calculated after the order has been received in proper form. Shares of the Fund may be purchased or redeemed (sold) on any day the New York Stock Exchange is open.
Tax Information
Distributions made by the Fund to an insurance company separate account or a qualified plan, and exchanges and redemptions of Fund shares made by a separate account or qualified plan, ordinarily do not cause the contract holder or plan participant to recognize income or gain for federal income tax purposes. Please see your variable contract prospectus or the governing documents
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of your qualified plan for information regarding the federal income tax treatment of the distributions to the applicable separate account or qualified plan and the holders of the contracts or plan participants, respectively.
Payments to Financial Intermediaries
Neuberger Berman BD LLC and/or its affiliates may pay insurance companies or their affiliates, qualified plan administrators, broker-dealers or other financial intermediaries, for services to current and prospective variable contract owners and qualified plan participants who choose the Fund as an investment option. These payments may create a conflict of interest by influencing the financial intermediary and its employees to recommend the Fund over another investment or make the Fund available to their current or prospective variable contract owners and qualified plan participants. Ask your financial intermediary or visit its website for more information.
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Descriptions of Certain Practices and Security Types
Sustainable Investing. Funds that follow environmental, social and governance considerations seek positive social and environmental impact in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.
Foreign Stocks. There are many promising opportunities for investment outside the United States. Foreign markets can respond to different factors and therefore may follow cycles that are different from each other. For this reason, many investors put a portion of their portfolios in foreign investments as a way of gaining further diversification.
Value Investing. At any given time, there are companies whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. This happens when investors under-appreciate the business potential of these companies, or are distracted by transient or non-fundamental issues. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.
Additional Information about Principal Investment Risks
This section provides additional information about the Fund’s principal investment risks described in the Fund Summary section. The following risks are described in alphabetical order and not in order of any presumed importance or potential exposure.
Currency Risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates could adversely impact investment gains or add to investment losses. Domestic issuers that hold substantial foreign assets may be similarly affected. Currency exchange rates may fluctuate in response to factors external to a country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception of a country’s economy and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities, such as the International Monetary Fund; or by currency controls or political developments in the U.S. or abroad. To the extent the Fund invests or hedges based on the perceived relationship between two currencies, there is a risk that the correlation between those currencies may not behave as anticipated.
Foreign Risk. Foreign securities involve risks in addition to those associated with comparable U.S. securities. Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete, or inaccurate. As a result, foreign securities may fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities. World markets, or those in a particular region, may all react in similar fashion to important economic or political developments. In addition, securities issued by U.S. entities with substantial foreign operations may involve risks relating to political, economic, or regulatory conditions in foreign countries, as well as currency exchange rates. Regardless of where a company is organized or its stock is traded, its performance may be affected significantly by events in regions from which it derives its profits or in which it conducts significant operations.
Securities of issuers traded on foreign exchanges may be suspended, either by the issuers themselves, by an exchange, or by governmental authorities. Trading suspensions may be applied from time to time to the securities of individual issuers for reasons specific to that issuer, or may be applied broadly by exchanges or governmental authorities in response to market events. Suspensions may last for significant periods of time, during which trading in the securities and in instruments that reference the securities, such as derivative instruments, may be halted. In the event that the Fund holds material positions in such suspended securities or instruments, the Fund’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Fund could incur significant losses.
In addition, foreign markets may perform differently than the U.S. market. Over a given period of time, foreign securities may underperform U.S. securities—sometimes for years. The Fund could also underperform if it invests in countries or regions whose economic performance falls short. To the extent that the Fund invests a portion of its assets in one country, state, region or currency, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so invested.
The effect of economic instability on specific foreign markets or issuers may be difficult to predict or evaluate. Some national economies continue to show profound instability, which may in turn affect their international trading and financial partners or other members of their currency bloc.
Issuer-Specific Risk. An individual security may be more volatile, and may perform differently, than the market as a whole. The value of an issuer’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer, perceived poor management performance, changes in economic or political conditions or in government regulations affecting the issuer or the competitive environment. Certain unanticipated events, such as natural disasters, may have a significant adverse effect on the value of an issuer’s securities.
Market Capitalization Risk. To the extent the Fund invests in securities of small-, mid-, or large-cap companies, it takes on the associated risks. At times, any of these market capitalizations may be out of favor with investors. Compared to small- and mid-cap companies, large-cap companies may be unable to respond as quickly to changes and opportunities and may grow at a slower rate. As such, the return on investment in securities of large-cap companies may be less than the return on investment in securities of small- and/or mid-cap companies. Compared to large-cap companies, small- and mid-cap companies may depend on a more limited management group, may have a shorter history of operations, less publicly available information, less stable earnings, and limited product lines, markets or financial resources. The securities of small- and mid-cap companies may fluctuate more widely in price than the market as a whole, which at times can be rapid and unpredictable, may be difficult to sell when the economy is not robust or during market downturns, and may be more affected than other types of securities by the underperformance of a sector, during market downturns, by adverse publicity and investor perceptions, by interest rate changes and by government regulation. There may also be less trading in small- or mid-cap securities, which means that buy and sell transactions in those securities could have a larger impact on a security’s price than is the case with large-cap securities and the Fund may not be able to liquidate a position at a particular time.
Market Volatility Risk. Markets may be volatile and values of individual securities and other investments, including those of a particular type, may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in the financial condition of a single issuer may impact a market as a whole. Changes in value may be temporary or may last for extended periods and may not have the same impact on all types of securities and instruments. If the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for better performance. Geopolitical risks, including terrorism, tensions or open conflict between nations, or political or economic dysfunction within some nations that are major players on the world stage or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long-term effects. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets and economies adversely and cause market volatility in both the short- and long-term.
Non-Diversified Fund Risk. The Fund is classified as non-diversified. As such, the percentage of the Fund’s assets invested in any single issuer or a few issuers is not limited as much as it is for a fund classified as diversified. Investing a higher percentage of its assets in any one or a few issuers could increase the Fund’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers.
Operational and Cybersecurity Risk. The Fund and its service providers, and your ability to transact with the Fund, may be negatively impacted due to operational matters arising from, among other problems, human errors, processing and communications errors, counterparty and third-party disruptions or errors, systems and technology disruptions or failures, or cybersecurity incidents. Cybersecurity incidents may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause the Fund or its service providers, as well as the securities trading venues and their service providers, to suffer data corruption or lose operational functionality, including those related to critical functions. Cybersecurity incidents can result from deliberate attacks (e.g., malicious software coding, ransomware, or “hacking”) or unintentional events (e.g., inadvertent release of confidential information). A cybersecurity incident could, among other things, result in the loss or theft of customer data or funds, customers or employees being unable to access electronic systems (“denial of services”), loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or remediation costs associated with system repairs. A cybersecurity incident may not permit the Fund and its service providers to access electronic systems to perform critical duties for the Fund, such as trading and calculating net asset value. Any cybersecurity incident could have a substantial adverse impact on the Fund and its shareholders.

The occurrence of any of these problems could result in a loss of information, regulatory scrutiny, reputational damage and other consequences, any of which could have a material adverse effect on the Fund or its shareholders. The Manager, through its monitoring and oversight of Fund service providers, endeavors to determine that service providers take appropriate precautions to avoid and mitigate risks that could lead to such problems. While the Manager has established business continuity plans and risk management systems seeking to address these problems, there are inherent limitations in such plans and systems, and it is not possible for the Manager or the other Fund service providers to identify all of the cybersecurity or other operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Most issuers in which the Fund invests are heavily dependent on computers for data storage and operations, and require ready access to the internet to conduct their business. Thus, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to significant loss of value.
Artificial Intelligence. The Fund and its service providers, including its adviser, may utilize artificial intelligence (“AI”) technologies, including machine learning models and generative AI, to improve operational efficiency and in connection with research. In addition, counterparties used by the Fund may utilize AI in their business activities. The Fund and its adviser are not in a position to control the use of AI in third-party products or services. The use of AI introduces numerous potential challenges and the use of AI can lead to reputational damage, legal liabilities, and competitive disadvantages, as well as negatively impact business operations, which may occur with or without mismanagement in the use of the AI. AI requires the collection and processing of substantial amounts of data, which poses risks of data inaccuracies, incompleteness, and inherent biases, and which can degrade the technology's effectiveness and reliability. Such data can include proprietary information, the use of which by AI may be unauthorized and subject to potential liability. Rapid technological advancements further complicate risk predictions, and competitors who adopt AI more swiftly may gain a competitive edge. The complexity and opacity of AI systems raise significant accountability and ethical concerns. AI has enhanced the ability of threat actors to amplify the potency, scale, and speed of cybersecurity attacks. AI's role in increasing automation raises concerns about job displacement and may lead to economic and social disruptions. The unpredictable nature of AI's impact on market dynamics complicates traditional risk assessment models, making it challenging to identify risks and opportunities using historical data. Regulatory frameworks governing AI's use, particularly concerning data privacy and protection, are evolving rapidly. These changes could materially alter how AI is used, which may negatively impact the Fund.
Private Companies and Pre-IPO Investments Risk. Investments in private companies, including companies that have not yet issued securities publicly in an initial public offering (“IPO”) (“pre-IPO shares”) involve greater risks than investments in securities of companies that have traded publicly on an exchange for extended periods of time. Investments in these companies are generally less liquid than investments in securities issued by public companies and may be difficult for the Fund to value. Compared to public companies, private companies may have a more limited management group and limited operating histories with narrower, less established product lines and smaller market shares, which may cause them to be more vulnerable to competitors’ actions, market conditions and consumer sentiment with respect to their products or services, as well as general economic downturns. In addition, private companies may have limited financial resources and may be unable to meet their obligations. This could lead to bankruptcy or liquidation of such private company or the dilution or subordination of the Fund’s investment in such private company. Additionally, there is significantly less information available about private companies’ business models, quality of management, earnings growth potential and other criteria used to evaluate their investment prospects and the little public information available about such companies may not be reliable. Because financial reporting obligations for private companies are not as rigorous as public companies, it may be difficult to fully assess the rights and values of securities issued by private companies. The Fund may only have limited access to a private company’s actual financial results and there is no assurance that the information obtained by the Fund is reliable. These companies may not ever issue shares in an IPO and a liquid market for their shares may never develop, which may negatively affect the price at which the Fund can sell these shares and make it more difficult to sell these shares, which could also adversely affect the Fund’s liquidity. If the company does issue shares in an IPO, IPOs are risky and volatile and may cause the value of the Fund’s investment to decrease significantly. Furthermore, these investments may be subject to additional contractual restrictions on resale that would prevent the Fund from selling the company’s securities for a period of time following any IPO. Moreover, because securities issued by private companies are generally not freely or publicly tradable, the Fund may not have the opportunity to purchase, or the ability to sell, these securities in the amounts, or at the prices, the Fund desires. The Fund’s investment in a private company generally will involve investing in restricted securities.
Issuer Specific Risk. As of February 6, 2026, approximately 5% of the Fund’s net assets are invested in Space Exploration Technologies Corp. (“Space X”), which is a private company with limited to no liquidity and restrictions on transfer of the stock. As noted above, pre-IPO investments may be subject to additional contractual restrictions on resale that would prevent the Fund from selling the company’s securities for a period of time following any IPO and we expect this to impact the Fund’s ability to sell Space X shares for a period of time following any IPO. Even after any such contractual restrictions expire, market liquidity for the shares may be limited, and the market price may be volatile, especially if all shares subject to such contractual restrictions are sold at the same time by the Fund and other market participants, which could negatively affect the Fund’s ability to sell shares at favorable prices.
Before investing in the Fund, investors should carefully consider publicly available information about Space X. There can be no assurances that the Fund will maintain its investment in Space X. However, for so long as the Fund maintains a significant investment in Space X, the Fund’s performance will be significantly affected by the performance of Space X both pre- and post-any IPO. In addition, the Fund could be adversely impacted by developments affecting space-related industries, artificial intelligence industries, social media, as well as market perceptions and sentiment and regulatory developments related to these industries and areas or to Space X or its management. Unanticipated outflows from the Fund or other factors, such as a general market downturn, could increase the Fund’s exposure to Space X and could limit the Fund’s ability to pay redemption proceeds or could force the Fund to sell Space X or its other securities at an unfavorable time and/or under unfavorable conditions.
Recent Market Conditions. Both U.S. and international markets have experienced significant volatility in recent years. As a result of such volatility, investment returns may fluctuate significantly. National economies are substantially interconnected, as are global financial markets, which creates the possibility that conditions in one country or region might adversely impact issuers in a different country or region. However, the interconnectedness of economies and/or markets may be diminishing or changing, which may impact such economies and markets in ways that cannot be foreseen at this time.
Some countries, including the U.S., have adopted more protectionist trade policies, which is a trend that appears to be continuing globally. Slowing global economic growth, the rise in protectionist trade policies, inflationary pressures, changes to some major international trade agreements, risks associated with the trade agreement between countries and regions, including the U.S. and other foreign nations, political or economic dysfunction within some countries or regions, including the U.S., and dramatic changes in consumer sentiment and commodity and currency prices could affect the economies and markets of many nations, including the U.S., in ways that cannot necessarily be foreseen at the present time and may create significant volatility in the markets. In addition, these policies, including the impact on the U.S. dollar, may decrease foreign demand for U.S. assets, which could have a negative impact on certain issuers and/or industries.
Although interest rates were unusually low in recent years in the U.S. and abroad, in 2022, the Federal Reserve and certain foreign central banks raised interest rates as part of their efforts to address rising inflation. The Federal Reserve and certain foreign central banks have started to lower interest rates, though economic or other factors, such as inflation, could stop such changes. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or again reverse course. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets. Any of these could cause an increase in market volatility, reduce liquidity across various markets or decrease confidence in the markets. Also, regulators have expressed concern that changes in interest rates may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.
Regulators in the U.S. adopted a number of changes to regulations involving the markets and issuers, some of which implicate a Fund. The full effect of various newly adopted regulations is not currently known. Due to the scope of regulations being adopted, certain of these changes to regulation could limit a Fund’s ability to pursue its investment strategies or make certain investments, may make it more costly for it to operate, or adversely impact its performance. Additionally, it is possible that recently adopted regulations could be further revised or rescinded, which creates material uncertainty on their impact to the Fund.
Advancements in technology, including advanced development and increased regulation of artificial intelligence, may adversely impact market movements and liquidity. As artificial intelligence is used more widely, the profitability and growth of certain issuers and industries may be negatively impacted in ways that cannot be foreseen and could adversely impact performance.
Tensions, war, or open conflict between nations, such as between Russia and Ukraine, in the Middle East, or in eastern Asia could affect the economies of many nations, including the United States. The duration of ongoing hostilities and any sanctions and related events cannot be predicted. Those events present material uncertainty and risk with respect to markets globally and the performance of a Fund and its investments or operations could be negatively impacted.

Certain illnesses spread rapidly and have the potential to significantly and adversely affect the global economy. The impact of epidemics and/or pandemics that may arise in the future could negatively affect the economies of many nations, individual companies and the global securities and commodities markets, including their liquidity, in ways that cannot necessarily be foreseen at the present time and could last for an extended period of time.
High public debt in the U.S. and other countries creates ongoing systemic and market risks and policymaking uncertainty. There is no assurance that the U.S. Congress will act to raise the nation’s debt ceiling; a failure to do so could cause market turmoil and substantial investment risks that cannot now be fully predicted. Unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy.
China’s economy, which had been sustained through debt-financed spending on housing and infrastructure, appears to be experiencing a significant slowdown and growing at a lower rate than prior years. While the Chinese government appears to be taking measures to address these issues, due to the size of China’s economy, the resolution of these issues could impact a number of other countries.
Global climate change can have potential effects on property and security values. Certain issuers, industries and regions may be adversely affected by the impact of climate change in ways that cannot be foreseen. The impact of legislation, regulation and international accords related to climate change, including any direct or indirect consequences that may not be foreseen, may negatively impact certain issuers, industries and regions.
A rise in sea levels, a change in weather patterns, including an increase in powerful storms and large wildfires, and/or a climate-driven increase in flooding could cause properties to lose value or become unmarketable altogether. Unlike previous declines in the real estate market, properties in affected zones may not ever recover their value. Regulatory changes and divestment movements tied to concerns about climate change could adversely affect the value of certain land and the viability of industries whose activities or products are seen as accelerating climate change.
Losses related to climate change could adversely affect corporate issuers and mortgage lenders, the value of mortgage-backed securities, the bonds of municipalities that depend on tax or other revenues and tourist dollars generated by affected properties, and insurers of the property and/or of corporate, municipal or mortgage-backed securities. Since property and security values are driven largely by buyers’ perceptions, it is difficult to know the time period over which these market effects might unfold.
Redemption Risk. The Fund may experience periods of large or frequent redemptions that could cause the Fund to sell assets at inopportune times, which could have a negative impact on the Fund’s overall liquidity, or at a loss or depressed value. Redemption risk is greater to the extent that one or more investors or intermediaries control a large percentage of investments in the Fund, have short investment horizons, or have unpredictable cash flow needs. In addition, the risk is heightened if redemption requests are unusually large or frequent or occur during periods of declining or illiquid markets. Large redemptions could hurt the Fund’s performance, increase transaction costs and create adverse tax consequences.
Risk Management. Management undertakes certain analyses with the intention of identifying particular types of risks and reducing the Fund’s exposure to them. However, risk is an essential part of investing, and the degree of return an investor might expect is often tied to the degree of risk the investor is willing to accept. By its very nature, risk involves exposure to the possibility of adverse events. Accordingly, no risk management program can eliminate the Fund’s exposure to such events; at best, it may only reduce the possibility that the Fund will be affected by adverse events, and especially those risks that are not intrinsic to the Fund’s investment program. While the prospectus describes material risk factors associated with the Fund’s investment program, there is no assurance that as a particular situation unfolds in the markets, management will identify all of the risks that might affect the Fund, rate their probability or potential magnitude correctly, or be able to take appropriate measures to reduce the Fund’s exposure to them. The Fund could experience losses if judgments about risk prove to be incorrect. Measures taken with the intention of decreasing exposure to identified risks might have the unintended effect of increasing exposure to other risks.
Sector Risk. From time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in one sector, industry, or sub-sector of the market, its performance will be especially sensitive to developments that significantly affect those sectors, industries, or sub-sectors. An individual sector, industry, or sub-sector of the market may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance. For a summary of the Fund’s recent sector allocations, see its most recent shareholder report. (The information in the report is as of the date of the report and may have changed.) For information about the risks of investing in particular sectors, see the Fund’s Statement of Additional Information.

Sustainable Investing Criteria Risk. The Fund’s application of sustainable investing criteria is designed and utilized to help identify companies that demonstrate the potential to create economic value or reduce risk; however, as with the use of any investment criteria in selecting a portfolio, there is no guarantee that the criteria used by the Fund will result in the selection of issuers that will outperform other issuers, or help reduce risk in the portfolio. Investing based on sustainable investing criteria is qualitative and subjective by nature and there is no guarantee that the criteria used by the Fund will reflect the beliefs or values of any particular investor. The use of the Fund’s sustainable investing criteria could also affect the Fund’s exposure to certain issuers, sectors or industries, and could impact the Fund’s investment performance depending on whether the sustainable investing criteria used are ultimately reflected in the market. Information used to evaluate the Fund's application of sustainable investing criteria, like other information used to identify companies in which to invest, may not be readily available, complete, or accurate, which could negatively impact the Fund's performance or create additional risk in the portfolio. In addition, there is a risk that the companies identified by the sustainable investing criteria do not operate as expected when addressing sustainable issues.
Valuation Risk. The Fund may not be able to sell an investment at the price at which the Fund has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value an investment, the Fund may be required to value such investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other funds to calculate their NAVs. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the Fund had not held fair-valued securities or had used a different methodology. The value of foreign securities, certain futures, fixed income securities, and currencies may be materially affected by events after the close of the markets on which they are traded but before the Fund determines its net asset value. The Fund uses pricing services to provide values for certain securities and there is no assurance that the Fund will be able to sell an investment at the price established by such pricing services. Different pricing services use different valuation methodologies, potentially resulting in different values for the same investments. As a result, if the Fund were to change pricing services, or if a pricing service were to change its valuation methodology, the value of the Fund’s investments could be impacted. The Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.
Value Stock Risk. Value stocks are those stocks whose stock prices, whether based on earnings, book value, or other financial measures, do not reflect their full economic opportunities. Value stocks may remain undervalued for extended periods of time, may decrease in value during a given period, may not ever realize what the portfolio management team believes to be their full value, or the portfolio management team’s assumptions about intrinsic value or potential for appreciation may be incorrect. This may happen because value stocks, as a category, lose favor with investors compared to growth stocks, because of a failure to anticipate which stocks or industries would benefit from changing market or economic conditions, or because the stocks’ worth was misgauged. Entire industries or sectors may lose favor with investors, and the Fund, in seeking value stocks, may focus its investments more heavily in those industries or sectors. Value investing historically has gone in and out of favor during past market cycles. At times when value investing is out of favor, the securities of value companies may underperform the securities of other companies.
Information about Additional Risks and Other Practices
As discussed in the Fund’s Statement of Additional Information, the Fund may engage in certain practices and invest in certain securities in addition to those described as its “principal investment strategies” in the Fund Summary section. For example, should the Fund engage in borrowing or securities lending or should the Fund use derivatives, it will be subject to the additional risks associated with these practices and securities, some or all of which may already be included in its “principal investment strategies.”
Borrowing money, securities lending, or using derivatives would create investment leverage, meaning that certain gains or losses would be amplified, increasing share price movements. The Fund may, to a limited extent, use certain derivatives for hedging or investment purposes. A derivative instrument, whether used for hedging or for speculation, could fail to perform as expected, causing a loss for the Fund.
In addition, the Fund may be an investment option for a Neuberger Berman fund that is managed as a “fund of funds.” As a result, from time to time, the Fund may experience relatively large redemptions or investments and could be required to sell securities or to invest cash at a time when it is not advantageous to do so.
In anticipation of adverse or uncertain market, economic, political, or other temporary conditions, including during periods of high cash inflows or outflows, the Fund may temporarily depart from its goal and use a different investment strategy (including leaving a significant portion of its assets uninvested) for defensive purposes. Doing so could help the Fund avoid losses, but may mean lost opportunities. In addition, in doing so different factors could affect the Fund’s performance and the Fund may not achieve its goal.
In addition, to the extent the Fund is undergoing a transition (such as a change in strategy, rebalancing, reorganization, liquidation or experiencing large inflows or outflows) or takes a temporary defensive position, it may deviate from its principal investment strategies during such period.
The Fund may change its goal without shareholder approval.
Please see the Statement of Additional Information for more information.
Description of Index
The S&P 500® Index is a float-adjusted, market capitalization-weighted index that focuses on the large-cap segment of the U.S. equity market, and includes a significant portion of the total value of the market.
Management of the Fund
Investment Manager
Neuberger Berman Investment Advisers LLC (“Manager”), located at 1290 Avenue of the Americas, New York, NY 10104, is the Fund’s investment manager and administrator. Neuberger Berman BD LLC (“Distributor”), located at 1290 Avenue of the Americas, New York, NY 10104, is the Fund’s distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing the Fund’s investments and handling its day-to-day business. The services provided by the Manager as the investment manager and administrator include, among others, overall responsibility for providing all supervisory, management, and administrative services reasonably necessary for the operation of the Fund, which may include, among others, compliance monitoring, operational and investment risk management, legal and administrative services and portfolio accounting services. The Manager carries out its duties subject to the policies established by the Board of Trustees. The investment advisory agreement establishes the fees the Fund pays to the Manager for its services as the Fund’s investment manager and the expenses paid directly by the Fund. Together, the Neuberger Berman affiliates manage approximately $515 billion in total assets (as of 3/31/2025) and continue an asset management history that began in 1939. For the 12 months ended 12/31/2024, the management fees (i.e., advisory and administration fees) paid to the Manager by the Fund were 0.82% of the Fund's average daily net assets for Class S.
A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement is available in the Fund's Form N-CSR for the fiscal year ended December 31, 2024.
NBIA may engage one or more of foreign affiliates that are not registered under the Investment Advisers Act of 1940, as amended (“participating affiliates”) in accordance with applicable SEC no-action letters. As participating affiliates, whether or not registered with the SEC, the affiliates may provide designated investment personnel to associate with NBIA as “associated persons” of NBIA and perform specific advisory services for NBIA, including services for the Fund, which may involve, among other services, portfolio management and/or placing orders for securities and other instruments. The designated employees of a participating affiliate act for NBIA and are subject to certain NBIA policies and procedures as well as supervision and periodic monitoring by NBIA. The Fund will pay no additional fees and expenses as a result of any such arrangements.
Neither this Prospectus nor the Statement of Additional Information is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that have not been waived. The Fund enters into contractual arrangements with various parties, including, among others, the Manager, who provide services to the Fund. Shareholders are not parties to, or intended to be third party beneficiaries of, those contractual arrangements. Where shareholders are not third party beneficiaries of contractual arrangements, those contractual arrangements cannot be enforced by shareholders acting on their own behalf.
Portfolio Manager
Please see the Statement of Additional Information for additional information about the Portfolio Manager’s compensation, other accounts managed by the Portfolio Manager, and the Portfolio Manager’s ownership of Fund shares.

Daniel P. Hanson, CFA, is a Managing Director of the Manager. He has been Senior Portfolio Manager of the Fund since April 2022. Mr. Hanson joined the firm in 2022. Prior to joining the firm, Mr. Hanson spent over 25 years at other asset management firms where he held various roles such as chief investment officer, partner and portfolio manager.

Financial Highlights
These financial highlights describe the performance of the Fund's Class S shares for the fiscal periods indicated. All figures have been derived from the financial statements audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm. Their report, along with full financial statements, appears in the Fund’s most recent Form N-CSR (see back cover).
This information does not reflect variable contract or qualified plan fees and expenses. If such fees and expenses were reflected, returns would be less than those shown. Please refer to the prospectus for your variable contract or your qualified plan documentation for information on their separate fees and expenses.
Neuberger Berman Advisers Management Trust–Quality Equity Portfolio—Class S Shares
YEAR ENDED DECEMBER 31,	2020	2021	2022	2023	2024
PER-SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the Fund earned (or lost), what it distributed to investors, and how its share price changed.
Share price (NAV) at beginning of year	26.97	30.78	37.12	26.91	33.49
Plus:
Income from investment operations
Net investment income (loss)(4)	0.06	0.05	0.03	0.00	(0.10)
Net gains (losses)—realized and unrealized	5.00	7.03	(7.20)	7.09	8.60
Subtotal: income (loss) from investment operations	5.06	7.08	(7.17)	7.09	8.50
Minus:
Distributions to shareholders
Income dividends	0.11	0.06	0.04	0.02	—
Capital gain distributions	1.14	0.68	3.00	0.49	1.90
Subtotal: distributions to shareholders	1.25	0.74	3.04	0.51	1.90
Equals:
Share price (NAV) at end of year	30.78	37.12	26.91	33.49	40.09
RATIOS (% OF AVERAGE NET ASSETS)
The ratios show the Fund's expenses and net investment income (loss), as they actually are as well as how they would have been if certain expense reimbursement arrangements had not been in effect.
Net expenses—actual	1.17	1.16	1.17	1.16	1.15
Gross expenses(1)	1.17	1.16	1.18	1.16	1.15
Net investment income (loss)—actual	0.22	0.13	0.11	0.01	(0.25)
OTHER DATA
Total return shows how an investment in the Fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the Fund bought and sold securities.

Total return (%)(2)(3)	19.28	23.16	(18.65)	26.57	25.52
Net assets at end of year (in millions of dollars)	130.0	152.8	116.7	138.0	149.2
Portfolio turnover rate (%)	22	15	22	15	4
(1)
Shows what this ratio would have been if there had been no expense reimbursement/repayment.
(2)
Does not reflect charges and other expenses that apply to the separate account or the related insurance policies. Qualified plans that are direct shareholders of the Fund are not affected by insurance related expenses.
(3)
Would have been lower/higher if there had been no expense reimbursement/repayment.
(4)
Calculated based on the average number of shares outstanding during each fiscal period.

Your Investment
Buying and Selling Fund Shares
The Fund is designed as a funding vehicle for certain variable contracts and qualified plans. Because shares of the Fund are held by the insurance companies or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan administrator for matters involving allocations to this Fund.
Redemption proceeds are typically sent out the next business day after an order is executed, and nearly always within seven days regardless of payment type. The Fund typically expects to meet redemption requests, under both normal and stressed market conditions, by redeeming cash and cash equivalent portfolio holdings and/or selling portfolio securities or other instruments. As stated below, and in the Fund’s Statement of Additional Information, the Fund also reserves the right to redeem an investor’s shares in kind (i.e., providing investors with securities instead of cash), in whole or in part to meet redemption requests in stressed market conditions and other appropriate circumstances. Redemptions in kind may cause you to incur transaction costs to the extent you dispose of the securities redeemed in kind and the value of the securities redeemed in kind may decrease between the time of redemption and the time of such sale. The Fund may also borrow under any available line of credit and other available methods to meet redemption requests in both normal and stressed market conditions and other appropriate circumstances.
Under certain circumstances, which may include normal and stressed market conditions, the Fund reserves the right to:
■
suspend the offering of shares
■
reject any exchange or purchase order
■
suspend or reject future purchase orders from any investor who has not provided timely payment to settle a purchase order
■
satisfy an order to sell Fund shares with securities rather than cash
■
change, suspend, or revoke the exchange privilege
■
suspend the telephone order privilege
■
suspend or postpone investors’ ability to sell Fund shares or postpone payments on redemptions for more than seven days, on days when trading on the New York Stock Exchange (“Exchange”) is restricted, or as otherwise permitted by the Securities and Exchange Commission (“SEC”)
■
remain open and process orders to purchase or sell Fund shares when the Exchange is closed.
Frequent purchases, exchanges and redemptions of Fund shares (“market-timing activities”) can interfere with effective Fund management and adversely affect Fund performance in various ways, including by requiring a portfolio manager to liquidate portfolio holdings at a disadvantageous time or price, by increasing costs (such as brokerage costs) to the Fund by requiring a portfolio manager to effect more frequent purchases and sales of portfolio securities, and possibly by requiring a portfolio manager to keep a larger portion of Fund assets in cash, all of which could adversely affect the interests of long-term shareholders. To discourage market-timing activities by Fund shareholders, the Board of Trustees has adopted market-timing policies and has approved the procedures of the principal underwriter for implementing those policies. Pursuant to such policies, the exchange privilege can be withdrawn from any investor that is believed to be “timing the market” or is otherwise making exchanges judged to be excessive. In furtherance of these policies, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege.
The Manager applies the Fund’s policies and procedures with respect to market-timing activities by monitoring trading activity in the Fund, identifying excessive trading patterns, and warning or prohibiting shareholders who trade excessively from making further purchases or exchanges of Fund shares. These policies and procedures are applied consistently to all shareholders. Although the Fund makes efforts to monitor for market-timing activities, the ability of the Fund to monitor trades that are placed by the underlying shareholders of omnibus accounts maintained by brokers, retirement plan accounts and other approved financial intermediaries may be limited in those instances in which the financial intermediary maintains the underlying shareholder accounts. Accordingly, there can be no assurance that the Fund will be able to eliminate all market-timing activities.
Because the Fund is offered to different insurance companies, and for different types of variable contracts—annuities and life insurance—and to qualified plans, groups with different interests will share the Fund. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the Board of Trustees of the Fund watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the Fund. While this might resolve the conflict, it also might force the Fund to sell securities at disadvantageous prices.
Share Prices
When shares of the Fund are bought and sold, the share price is the Fund’s net asset value per share.
The Fund is generally open for business every day the Exchange is open. The Exchange is generally closed on all national holidays and Good Friday; Fund shares will not be priced on those days or other days on which the Exchange is scheduled to be closed. When the Exchange is closed for unusual reasons, Fund shares will generally not be priced although the Fund may decide to remain open and price Fund shares and in such a case, the Fund would post a notice on www.nb.com.
The Fund normally calculates its share price on each day the Exchange is open once daily as of 4:00 P.M., Eastern time. In the event of an emergency or other disruption in trading on the Exchange, the Fund’s share price would still normally be determined as of 4:00 P.M., Eastern time. In general, every buy or sell order you place will go through at the next share price calculated after your order has been received in proper form; check with your insurance company or qualified plan administrator to find out by what time your order must be received so that it can be processed the same day. Depending on when your insurance company or qualified plan administrator accepts orders, it is possible that the Fund's share price could change on days when Fund shares cannot be bought or sold.
Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold. Remember, though, any purchase or sale takes place at the next share price calculated after you send your order to your insurance company or qualified plan administrator and it is received in proper form.
Share Price Calculations
The net asset value per share of each class of the Fund is the total value of Fund assets attributable to shares of that class minus the liabilities attributable to that class, divided by the total number of shares outstanding for that class. Because the value of the Fund's portfolio securities changes every business day, its share price usually changes as well.
The Fund generally values its investments based upon their last reported sale prices, market quotations, or estimates of value provided by an independent pricing service as of the time as of which the Fund’s share price is calculated. Equity securities (including securities issued by ETFs) and exchange-traded derivative instruments held by the Fund generally are valued by one or more independent pricing services approved by the Manager at the last reported sale price or official closing price or, if there is no reported sale quoted on a principal exchange or market for that security or official closing price, on the basis of market quotations. Debt securities and certain derivative instruments that do not trade on an exchange held by the Fund generally are valued by one or more independent pricing services approved by the Manager on the basis of market quotations and in the case of derivatives, market data about the underlying investments. Short-term securities held by the Fund may be valued on the basis of amortized cost, unless other factors indicate that amortized cost is not an accurate estimate of the security’s value.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share. The prospectuses for these funds explain the circumstances under which the funds will use fair value pricing and the effects of using fair value pricing.
If a valuation for a security is not available from an independent pricing service or if the Manager believes in good faith that the valuation does not reflect the amount a Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from brokers or dealers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods approved by the Manager. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board of Trustees designated the Manager as the Fund’s valuation designee. As the Fund’s valuation designee, the Manager is responsible for determining fair value in good faith for any and all Fund investments. The Fund may also use these methods to value certain types of illiquid securities. Fair value pricing generally will be used if the market in which a portfolio security trades closes early or if trading in a particular security was halted during the day and did not resume prior to the time as of which a Fund’s share price is calculated.
The Fund may also fair value securities that trade in a foreign market if significant events that appear likely to affect the value of those securities occur between the time the foreign market closes and the time as of which the Fund’s share price is calculated. Significant events may include (1) corporate actions or announcements that affect a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts that affect a country or region, or (4) significant domestic or foreign market fluctuations.
For certain foreign assets, after the relevant foreign markets have closed, a third-party vendor supplies evaluated, systematic fair value pricing based upon analysis of historical correlation of multiple factors. In the case of both foreign equity and foreign income securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Manager has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Please see the Funds’ Statement of Additional Information for additional detail about the Funds’ fair valuation practices.
The effect of using fair value pricing is that a portfolio security will be priced based on the subjective judgment of the Manager, operating under procedures approved by the Manager, instead of being priced using valuations from an independent pricing service. Fair value pricing can help to protect the Fund by reducing arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing will completely prevent dilution of the Fund’s net asset value by such traders.
Trading in securities on many foreign exchanges is normally completed before the Fund calculates its net asset value. In addition, foreign markets may be open on days when U.S. markets are closed. As a result, the value of foreign securities owned by the Fund could change at times or on days when the Fund’s net asset value is not calculated, when Fund shares do not trade, and when sales and redemptions of Fund shares do not occur.
Fund Structure
While the Manager may serve as the adviser or sub-adviser of other funds that have similar names, goals, and strategies as the Fund, there may be certain differences between the Fund and these other funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.
The Fund uses a “multiple class” structure. The Fund offers Class I and Class S shares that have identical investment programs, but may have different fee waivers and different arrangements for distribution and shareholder servicing and, consequently, different expenses. Shares of a class to which a fee waiver applies may not be available to all investors in the Fund. Rather, they will be made available to investors meeting eligibility criteria outlined in the prospectuses for such share classes. This prospectus relates only to Class S shares of the Fund.
Distributions and Taxes
Distributions. The Fund pays out to shareholders of record any net income and net realized capital gains. Ordinarily, the Fund makes distributions once a year, in October. All dividends and other distributions received by shareholders of record are automatically reinvested in Fund shares.
How distributions and transactions are taxed. Dividends and other distributions made by the Fund, as well as transactions in Fund shares, generally are not taxable, except to the extent described in your qualified plan documentation or variable contract prospectus. Please consult such documents for more information.
Other tax-related considerations. The Fund intends to continue to qualify for treatment as a “regulated investment company” for federal tax purposes (“RIC”) by satisfying the requirements under Subchapter M of Chapter 1 of Subtitle A (“Subchapter M”) of the Internal Revenue Code of 1986, as amended (“Code”). As a RIC, the Fund is not subject to federal income tax on its ordinary income and net realized capital gains that it distributes to its shareholders. It is the Fund’s intention to distribute all such income and gains for each taxable year.
Because the Fund is offered to, among others, insurance company separate accounts (each, a “Separate Account”) to fund variable contracts, it must meet special diversification standards beyond those that apply to RICs in general under Subchapter M. That is so because Section 817(h) of the Code and the regulations thereunder require that a Separate Account be “adequately diversified” (see the next paragraph for certain rules regarding that term) in order for the tax deferral for variable contracts based thereon to apply. In determining whether a Separate Account is so diversified, the Separate Account may “look-through” a RIC that satisfies certain criteria–which the Fund has done for each past taxable year and intends to continue to do–and treat the RIC’s assets as its own. If the Fund’s assets failed to meet those diversification standards, you could be subject to adverse tax consequences–for example, distributions of the net income earned and net gains realized by the Fund to the Separate Accounts that are invested in the Fund (“Fund Accounts”) would generate a current tax liability for you instead of the tax deferral mentioned above. Accordingly, the Fund intends to continue to comply with the diversification requirements of Section 817(h) and the regulations so that owners of the variable contracts based on the Fund Accounts will not be subject to federal tax on distributions from the Fund to those Accounts.
Under the relevant regulations, a Separate Account is deemed to be adequately diversified if (1) no more than 55% of the value of the account’s total assets is represented by any one investment, (2) no more than 70% of that value is represented by any two investments, (3) no more than 80% of that value is represented by any three investments, and (4) no more than 90% of that value is represented by any four investments. Section 817(h) and those regulations also provide, as a safe harbor, that a Separate Account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of its total assets is represented by cash and cash items, government securities, and securities of other RICs. For purposes of those regulations, all securities of the same issuer are treated as a single investment, but each U.S. government agency or instrumentality is treated as a separate issuer. It is possible that complying with these requirements may at times call for decisions that could reduce investment performance.
The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and you. Please refer to the Statement of Additional Information for more information about the taxation of the Fund. You should refer to the prospectus for your variable contract or your qualified plan documentation, or consult with your tax adviser, for information regarding taxes applicable to your variable contract or qualified plan, as applicable.
Insurance and Qualified Plan Expenses
The fees and policies outlined in this prospectus are set by the Fund and by the Distributor. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract or by your qualified plan; for those fees and expenses, you will need to see the prospectus for your variable contract or your qualified plan documentation.
Distribution and Shareholder Servicing
Class S shares of the Fund have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 that provides for payment to the Distributor of a fee at an annual rate of 0.25% of the Class’ average net assets to compensate financial intermediaries for providing distribution related services to the Fund and/or administrative or shareholder services to Fund shareholders. The Distributor may also retain part of this fee as compensation for providing these services. These fees increase the cost of investment. Because these fees are paid out of the Fund’s assets on an ongoing basis, over the long term they could result in higher overall costs than other types of sales charges.
Additional Payments to Financial Intermediaries
The Distributor and/or its affiliates pay additional compensation, out of their own resources and not as an expense of the Fund, to affiliates, insurance companies and their affiliates, qualified plan administrators and their affiliates, and other financial intermediaries in connection with the sale, distribution, retention and/or servicing of Fund shares. The amount of these payments may be substantial and may differ among financial intermediaries based on, for example, the level or type of services provided by a financial intermediary. These payments are in addition to any fees paid to compensate financial intermediaries for providing distribution related services to the Fund and/or administrative or shareholder services to Fund shareholders. These arrangements are separately negotiated between the Distributor and/or its affiliates, and the recipients of these payments and/or their affiliates. If your financial intermediary receives such payments, these payments may compensate the financial intermediary for providing services to you as a variable contract owner or qualified plan participant, and may also provide an incentive for the financial intermediary to make the Fund’s shares available to you, or recommend the Fund to you, as a current or prospective variable contract owner or qualified plan participant, and therefore promote distribution of the Fund’s shares. Please speak with your insurance company, qualified plan administrator or other financial intermediary to learn more about any payments it receives from the Distributor and/or its affiliates, as well as fees and/or commissions the financial intermediary charges. You should also consult disclosures made by your financial intermediary at the time of purchase. Any such payments by the Distributor or its affiliates will not change the net asset value or the price of the Fund’s shares. For more information, please see the Fund’s Statement of Additional Information.

Portfolio Holdings Policy
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information.
The complete portfolio holdings for the Fund are available at www.nb.com/holdings (click on the tab with the name of the relevant Fund). The complete portfolio holdings for the Fund are generally posted 15-30 days after each month-end.
The Fund’s complete portfolio holdings will remain available at this website until the subsequent month-end holdings have been posted. Complete portfolio holdings for the Fund will also be available in reports on Form N-PORT and Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.
Generally, no earlier than five business days after month-end, the Fund may publicly disclose via various shareholder and public communications, such as portfolio manager commentaries, fact sheets or other marketing materials, which will be publicly available at www.nb.com, certain portfolio characteristics and partial information concerning portfolio holdings for the month as of month-end, including but not limited to: up to the top 10 holdings of the Fund (if the Fund engages in short selling, it may also disclose up to the top 10 short positions); up to the top 10 holdings that contributed to and/or detracted from performance or were the best and/or worst performers; sector breakdowns or changes to portfolio composition (e.g., buys and sells). This information will typically remain available at this website until information for the subsequent month has been posted; however, to comply with Rule 30e-3 under the Investment Company Act of 1940, as amended, quarter-end information may be retained on this website for the Fund’s previous fiscal year. The Fund may also post intra-month updates to holdings and certain portfolio characteristics to www.nb.com. Any such intra-month update would be in addition to and not in lieu of the holdings disclosure policies described above.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Quality Equity Portfolio (Class S) Shares
If you would like further details on this Fund you can request a free copy of the following documents:
Shareholder Reports and Form N-CSR. Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find the Fund’s performance data and a discussion by the Portfolio Manager about strategies and market conditions that significantly affected the Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
Statement of Additional Information (SAI). The SAI contains more comprehensive information on the Fund, including: various types of securities and practices, and their risks, investment limitations and additional policies and information about the Fund’s management and business structure. The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.
Investment Manager: Neuberger Berman Investment Advisers LLC
Obtaining Information
You can obtain a shareholder report, SAI, and other information such as financial statements from your financial intermediary, or from:
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104
800-877-9700
212-476-8800
Website: www.nb.com
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The Fund’s current net asset value per share is made available at: http://www.nb.com/amtportfolios/performance.
The “Neuberger Berman” name and logo and “Neuberger Berman Investment Advisers LLC” are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this prospectus is either a service mark or a registered service mark of Neuberger Berman Investment Advisers LLC. ©2026 Neuberger Berman BD LLC, distributor. All rights reserved.
SEC File Number: 811-4255
G0086 02/26